CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Common stock and Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2011	$ 320,232	$ (320,194)	$ 38
Balance (in shares) at Dec. 31, 2011	10,438,912		10,438,912
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from the issuance of common shares and warrants, net	1,112		1,112
Proceeds from the issuance of common shares and warrants, net (in shares)	1,600,002
Cash out fractional shares after split (in shares)	(104)
Shares issued in connection with license agreement	107		107
Shares issued in connection with license agreement (in shares)	340,906
Proceeds from employee stock purchase plan purchases	7		7
Proceeds from employee stock purchase plan purchases (in shares)	3,908
Reclassification of fair value liability for price adjustable warrants exercised	488		488
Reclassification of fair value liability for price adjustable warrants exercised (in shares)	403,252
Shares issued in connection with settlement of liabilities	1,176		1,176
Shares issued in connection with settlement of liabilities (in shares)	3,795,785
Compensation related to stock options and employee stock purchase plan, net of forfeitures	801		801
Compensation related to restricted share issuances	189		189
Compensation related to restricted share issuances (in shares)	355,000
Net loss		(9,546)	(9,546)
Balance at Dec. 31, 2012	324,112	(329,740)	(5,628)
Balance (in shares) at Dec. 31, 2012	16,937,661		16,937,661
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to stock options and employee stock purchase plan, net of forfeitures	135		135
Net loss		(1,571)	(1,571)
Balance at Dec. 31, 2013	$ 324,247	$ (331,311)	$ (7,064)
Balance (in shares) at Dec. 31, 2013	16,937,661		16,937,661